Other non-current assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Other non-current assets
Prepayments for purchase of office building		288,999	100,000
Staff loans			132,932
Prepayments for purchase of land use rights		96,911	22,000
Rental deposits		108,621	54,408
Prepayments for purchase of property, equipment and software		110,469	34,456
Prepayments for construction in progress			33,765
Others		20,391	24,312
Total	$ 100,795	625,391	401,873